ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE
Schedule of accounts receivable
	2014	2015
	RMB	RMB
Accounts receivable	75,773	101,170
Less: Allowance for doubtful accounts	(1,103)	(3,290)

	74,670	97,880

Schedule of movement of allowance for doubtful accounts
	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of period	3,260	3,347	1,103
Additions	789	1,804	3,792
Write-offs	(702)	(4,048)	(1,605)

Balance at end of period	3,347	1,103	3,290